Prepayments and Other Current Assets - Additional Information (Details) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Prepaid Expense And Other Assets Current [Line Item]
Cash payments to the Seller	$ 3,902	$ 3,902	$ 993
Prepayments	1,771,555	1,771,555	$ 22,091	$ 27,554
Forward Purchase Agreement Asset [Member]
Prepaid Expense And Other Assets Current [Line Item]
Cash payments to the Seller	46,100,000	46,100,000
Prepayments	46,000,000	46,000,000
Reimbursable transaction cost	$ 100,000	$ 100,000
Recycled shares	4,297,745	4,297,745
Asset PIPE subscription shares	702,255	702,255
Fair value of forward purchase agreement asset prepayment amount		$ 46,100,000
Fair value of forward purchase agreement asset reduction in the economics provided by sellers		23,500,000
Fair value of forward purchase agreement asset payment at the cash settlement payment date		$ 22,600,000
Fair value of forward purchase agreement asset selling amount	$ 2,290,633
Fair value of forward purchase agreement asset gain amount	$ 4,152,541